Work in Progress, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Work in Progress, Net
11	WORK IN PROGRESS, NET
At December 31 this account comprises:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Unbilled receivable concessions in progress	32,212	23,117	—	—	32,212	23,117
Work in progress	28,538	49,457	28,538	49,457	—	—

	60,750	72,574	28,538	49,457	32,212	23,117

The ongoing work costs include all expenses incurred by the Group under construction contracts currently in force. The Group estimates that all the cost incurred will be billed and collected.
Below
is
 the work in progress grouped by the main projects:

	2018	2019
Infrastructure
Road operation and maintenance	32,212	23,117

	32,212	23,117

Engineering and construction
Engineering and Construction Works - GYM Chile S.p.A.	13,007	19,531
Talara Refinery	—	20,126
North Concentrator Plant of Quellaveco	—	1,033
Others	15,531	8,767

	28,538	49,457

	60,750	72,574